Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP	12 Months Ended
Dec. 31, 2025
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP

25.  Reconciliation between net income and shareholders’ equity determined under IFRS accounting standards and U.S. GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2025, 2024 and 2023 and to shareholders’ equity as of December 31, 2025, 2024 and 2023 that would be required if U.S. GAAP had been applied instead of IFRS accounting standards in the financial statements:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Net profit under IFRS accounting standards	1,367,129	953,177	778,964
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 24(a)	(126,368)	(121,538)	(210,244)
Inventories valuation, note 24(b)	31,188	41,381	(12,728)
Remediation and mine closure, note, 24(e)	(1,059)	781	996
Deferred workers’ profit participation, note 24(c)	(43,923)	17,303	25,746
Lease activity	(40)	5	412
Deferred income tax, note 24(d)	31,945	16,887	71,534
Cloud expenses, note 24(h)	25,614	—	—
Mine equipment main components, note 24(f)	5,171	(9,750)	(8,824)
Water truck conversion 24(g)	(1,700)	(6,554)	348
Other	(2,986)	(3,061)	(3,441)

Net income under U.S. GAAP	1,284,971	888,631	642,763

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS accounting standards	7,601,005	6,783,485	6,680,374
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 24(a)	(996,420)	(870,052)	(748,514)
Inventories valuation, note 24(b)	(182,773)	(213,962)	(255,343)
Remediation and mine closure, note 24(e)	(5,395)	(4,336)	(5,117)
Deferred workers’ profit participation, note 24(c)	(61,784)	(17,861)	(35,164)
Lease activity	6,001	6,041	6,036
Deferred income tax, note 24(d)	414,647	382,701	365,814
Cloud expenses, note 24(h)	25,614	—	—
Mine equipment main components, note 24(f)	(51,605)	(56,775)	(47,025)
Water truck conversion 24(g)	(15,675)	(13,975)	(7,421)
Stock-based compensation	(11,115)	(10,724)	(10,790)
Other	(11,341)	(8,354)	(5,293)

Shareholders’ equity under U.S. GAAP	6,711,159	5,976,188	5,937,557